Significant Accounting Policies - Selling and marketing expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Advertising expenses	¥ 570.3	¥ 350.4	¥ 721.9